[DECHERT LLP LETTERHEAD]

March 13, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 138 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains two prospectuses and one combined Statement of Additional Information relating to Hartford Municipal Income Fund and Hartford Municipal Short Duration Fund, two new series of the Company.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on June 1, 2015.  No fees are required in connection with this filing.  Please contact me at (212) 649-8795 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price

cc: Alice A. Pellegrino

John V. O’Hanlon